    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 1998.

                                                     1933 ACT FILE NO. 333-64151
                                                     1940 ACT FILE NO. 811-09013

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-2

                             REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933       [X]



                         PRE-EFFECTIVE AMENDMENT NO. 2        [X]


                          POST-EFFECTIVE AMENDMENT NO.

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940        [X]



                                AMENDMENT NO. 2               [X]

                        (Check appropriate box or boxes)

                         Eaton Vance Senior Income Trust
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                 ALAN R. DYNNER
                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
                     (Name and Address of Agent for Service)
                                  -------------
                                   copies to:

   Mark P. Goshko, Esq.                      Thomas A. Hale, Esq.
   Kirkpatrick & Lockhart LLP                Skadden, Arps, Slate, Meagher
   One International Place                       & Flom LLP (Illinois)
   Boston, Massachusetts   02110             333 Wacker Drive
                                             Chicago, Illinois 60606

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-------------------------------------------------------------------------------------------------------------------------
                                                     Amount       Proposed Maximum     Proposed Maximum      Amount of
              Title Of Securities                     Being        Offering Price          Aggregate        Registration
                Being Registered                  Registered(2)     Per Unit(1)        Offering Price(1)       Fee(1)
-------------------------------------------------------------------------------------------------------------------------
Common Shares of Beneficial Interest              37,500,000          $10.00             $375,000,000         $105,423
-------------------------------------------------------------------------------------------------------------------------

 *   $84,573 has been previously paid.
(1)  Estimated solely for the purpose of calculating the registration fee.
(2) Includes 5,625,000 shares which may be offered by the Underwriters pursuant to an option to cover over-allotments.

                         EATON VANCE SENIOR INCOME TRUST

                              Cross Reference Sheet
                           Items Required By Form N-2
                           --------------------------

Part A
Item No.                   Item Caption                                            Prospectus Caption
--------                   ------------                                            ------------------

 1.....................   Outside Front Cover                              Front Cover Page
 2.....................   Inside Front and Outside Back Cover Page         Front and Back Cover Page
 3.....................   Fee Table and Synopsis                           Prospectus Summary; Trust Expenses
 4.....................   Financial Highlights                             Not Applicable
 5.....................   Plan of Distribution                             Front Cover Page; Prospectus Summary;
                                                                               Underwriting; Dividend Reinvestment
                                                                               Plan
 6.....................   Selling Shareholders                             Not Applicable
 7.....................   Use of Proceeds                                  Use of Proceeds; Investment Objective,
                                                                               Policies and Risks
 8.....................   General Description of the Registrant            Management of the Trust; Investment
                                                                               Objective, Policies and Risks; Description
                                                                               of Capital Structure
 9.....................   Management                                       Management of the Trust; Shareholder Servicing
                                                                               Agent, Custodian and Transfer Agent
10......................  Capital Stock, Long-Term Debt,                   Distributions and Taxes; Dividend
                          and Other Securities                                Reinvestment Plan; Description of Capital
                                                                               Structure
11......................  Defaults and Arrears on Senior                   Not Applicable
                          Securities
12......................  Legal Proceedings                                Not Applicable
13......................  Table of Contents of the                         Table of Contents of the
                          Statement of Additional                             Statement of Additional
                          Information                                         Information

Part B                                                                              Statement Of
Item No.                  Item Caption                                     Additional Information Caption
--------                  ------------                                     ------------------------------

14......................  Cover Page                                       Cover Page
15......................  Table of Contents                                Table of Contents
16......................  General Information and History                  Not Applicable
17......................  Investment Objective and                         Additional Investment Information and
                             Policies                                         Restrictions
18......................  Management                                       Trustees and Officers;
                                                                              Investment Advisory and
                                                                              Other Services
19......................  Control Persons and Principal                    Other Information
                             Holders of Securities
20......................  Investment Advisory and Other                    Investment Advisory and Other
                             Services                                          Services
21......................  Brokerage Allocation and Other                   Portfolio Trading
                             Practices
22......................  Tax Status                                       Taxes
23......................  Financial Statements                             Financial Statements


Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) are each corporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed electronically with the Securities and Exchange Commission on October 27, 1998 (Accession No. 0000950135-98-005546).

                                     NOTICE

A copy of the Declaration of Trust of Eaton Vance Senior Income Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 27th day of October, 1998.


                                        EATON VANCE SENIOR INCOME TRUST

                                        By: /s/ James B. Hawkes
                                            ----------------------------
                                            James B. Hawkes, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                          Title                     Date


/s/ James B. Hawkes              President (Chief Executive
---------------------------      Officer) and Trustee           October 27, 1998
James B. Hawkes


/s/ James L. O'Connor            Treasurer (Principal
---------------------------      Financial and Accounting
James L. O'Connor                Officer)                       October 27, 1998


Donald R. Dwight*                Trustee                        October 27, 1998
---------------------------
Donald R. Dwight


Samuel L. Hayes, III*            Trustee                        October 27, 1998
---------------------------
Samuel L. Hayes, III


Norton H. Reamer*                Trustee                        October 27, 1998
---------------------------
Norton H. Reamer


John L. Thorndike*               Trustee                        October 27, 1998
---------------------------
John L. Thorndike


Jack L. Treynor*                 Trustee                        October 27, 1998
---------------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     ---------------------------
     Alan R. Dynner
     As Attorney-in-fact

                                  EXHIBIT INDEX

Exhibits               Description                                         Page
--------               -----------                                         ----

(l)      Opinion and Consent of Counsel